Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

9.  Inventories

An analysis of inventories at December 31, 2017 and 2016 is as follows:

	2017		2016
Spare parts and accessories of flight equipment	Ps.	285,185	Ps.	235,330
Miscellaneous supplies	9,665		8,554

	Ps.	294,850	Ps.	243,884

The inventory items are consumed during or used mainly in delivery of in-flight services and for maintenance services by the Company and are valued at the lower of cost or replacement value. During the years ended as of December 31, 2017, 2016 and 2015, the amount of consumption of inventories, recorded as an operating expense as part of maintenance expense was Ps.242,265, Ps.186,719 and Ps.143,992, respectively.